Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2020-2023) (Detail) - Plan 2020-2023 [member] $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	469,779	774,150	0
Granted			774,150
Settled	(308,298)	(263,914)
Expired	(22,435)	(40,457)
Amount at the end of the fiscal year	139,046	469,779	774,150
Expense recognized during the fiscal year | $	$ 1	$ 2	$ 1
Fair value of shares on grant date (in U.S. dollars) | $ / shares	$ 4.75	$ 4.75	$ 4.75